Stockholders' Equity - Assumptions used in the OPM and CSE models (Details) $ in Thousands	Dec. 31, 2021 USD ($) Y
Common-stock equivalent method | Total equity value (in thousands)
Assumptions used in the OPM and CSE models
Equity Securities, FV-NI	$ 56,206
Series A Preferred Shares | Option-pricing method | Time to liquidity
Assumptions used in the OPM and CSE models
Equity securities, measurement input | Y	4.15
Series A Preferred Shares | Option-pricing method | Total equity value (in thousands)
Assumptions used in the OPM and CSE models
Equity Securities, FV-NI	$ 82,000
Series A Preferred Shares | Option-pricing method | Dividend yield
Assumptions used in the OPM and CSE models
Equity securities, measurement input	0.0
Series A Preferred Shares | Option-pricing method | Volatility
Assumptions used in the OPM and CSE models
Equity securities, measurement input	40.0
Series A Preferred Shares | Option-pricing method | Risk-free rate
Assumptions used in the OPM and CSE models
Equity securities, measurement input	0.3
Series A Preferred Shares | Common-stock equivalent method | Time to liquidity
Assumptions used in the OPM and CSE models
Equity securities, measurement input | Y	4.15
Series A Preferred Shares | Common-stock equivalent method | Total equity value (in thousands)
Assumptions used in the OPM and CSE models
Equity securities, measurement input	82,000